Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Vitru Ltd
Trading Symbol	VTRU
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	23,329,324
Amendment Flag	true
Amendment Description	We are amending our Annual Report on Form 20-F for the fiscal year ended December 31, 2021 (the “Annual Report” as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 30, 2022) for the purpose of disclosing our reliance on certain foreign private issuer exemptions to Nasdaq Rules by amending and restating the sections captioned “Item 16G. Corporate Governance—Foreign Private Issuer Status” and “Item 16G. Corporate Governance—Principal Differences between Cayman Islands and U.S. Corporate Law—Corporate Governance” as set forth below.Other than set forth above, this Form 20-F/A does not, and does not purport to, amend, update or restate the information in any other item of the Annual Report as originally filed with the SEC. As a result, this Form 20-F/A does not reflect any events that may have occurred after the Annual Report was filed on March 30, 2022.
Entity Central Index Key	0001805012
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39519
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Rodovia José Carlos Daux, 5500, Torre Jurerê A
Entity Address, Address Line Two	2nd floor, Saco Grande
Entity Address, City or Town	Florianópolis
Entity Address, Country	BR
Entity Address, Postal Zip Code	88032-005
Title of 12(b) Security	Common shares, par value U.S.$0.00005 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Auditor Name	PricewaterhouseCoopers
Auditor Location	Florianópolis, Brasil
Auditor Firm ID	1351
Document Accounting Standard	International Financial Reporting Standards
Business Contact
Document Information Line Items
Entity Address, Address Line One	Rodovia José Carlos Daux, 5500, Torre Jurerê A
Entity Address, Address Line Two	2nd floor, Saco Grande
Entity Address, City or Town	Florianópolis
Entity Address, Country	BR
Entity Address, Postal Zip Code	88032-005
Contact Personnel Name	Carlos Henrique Boquimpani de Freitas
City Area Code	47
Local Phone Number	3281-9500